UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

             4020 South 147th Street, Omaha, NE

                68137

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

9/30

Date of reporting period:   12/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CWC Small Cap Aggressive Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)
Shares			Value

	COMMON STOCK - 91.5%
	AEROSPACE/DEFENSE - 2.2%
269	Orbital Sciences Corp. *		$ 4,608

	BANKS - 2.3%
400	Umpqua Holdings Corp.		4,872

	BIOTECHNOLOGY - 1.7%
169	Cubist Pharmaceuticals, Inc. *		3,617

	COAL - 2.4%
85	Alpha Natural Resources, Inc. *		5,103

	COMMERCIAL SERVICES - 7.7%
906	AMN Healthcare Services, Inc. *		5,563
174	Arbitron, Inc.		7,224
139	McGrath Rentcorp		3,645
			16,432
	COMPUTERS - 2.0%
147	Synaptics, Inc *		4,319

	DIVERSIFIED FINANCIAL SERVICES - 9.6%
60	Affiliated Managers Group, Inc. *		5,953
1,301	FBR Capital Markets Corp. *		4,970
1,051	GFI Group, Inc.		4,929
285	optionsXpress Holdings, Inc.		4,466
			20,318
	ELECTRIC - 1.5%
87	Allete, Inc.		3,242

	ELECTRONICS - 9.9%
134	Cymer, Inc.		6,039
155	FLIR Systems, Inc. *		4,611
118	Rogers Corp.		4,514
1,265	Taser International, Inc.		5,946
			21,110
	FOOD - 1.9%
108	United Natural Foods, Inc. *		3,961

	HEALTHCARE-SERVICES - 2.4%
98	Covance, Inc. *		5,038

	INSURANCE - 1.7%
185	Montpelier Re Holdings, Ltd.		3,689

	INTERNET - 2.0%
204	Nutrisystem, Inc.		4,290

	MACHINERY-DIVERSIFIED - 2.9%
244	iRobot Corp. *		6,071

	MEDIA - 2.2%
165	DG FastChannel, Inc. *		4,765

	METAL FABRICATE/HARDWARE - 1.5%
195	Commercial Metals		3,235

	MINING - 2.7%
389	Thompson Creek Metals Co., Inc. *		5,726

	OIL & GAS - 6.6%
264	Goodrich Petroleum Corp. *		4,657
28	Gulfport Energy Corp. *		607
314	Helix Energy Solutions Group, Inc. *		3,812
121	Holly Corp.		4,933
			14,009
	PHARMACEUTICALS - 8.0%
121	Endo Pharmaceuticals Holdings, Inc. *		4,321
591	Rigel Pharmaceuticals, Inc.		4,450
483	Viropharma, Inc. *		8,366
			17,137
	REITS - 1.7%
282	Capstead Mortgage Corp.		3,550

	RETAIL - 3.7%
251	American Eagle Outfitters, Inc.		3,672
185	GameStop Corp. - Cl. A *		4,233
			7,905
	SEMICONDUCTORS - 12.7%
218	ATMI, Inc. *		4,347
762	GT Solar International, Inc. *		6,949
608	Kulicke & Soffa Industries, Inc. *		4,377
280	Rubicon Technology, Inc. *		5,902
387	Sigma Designs, Inc. *		5,484
			27,059
	TRANSPORTATION - 2.2%
180	Nordic American Tanker Shipping		4,684

	TOTAL COMMON STOCK (Cost - $194,740)		194,740

	TOTAL INVESTMENTS - 91.5% (Cost - $194,740)(a)		$ 194,740
	OTHER ASSETS LESS LIABILITIES - 8.5%		17,834
	NET ASSETS - 100.0%		$ 212,574

* Non-income producing securities.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	-
		Net unrealized:	$ -

CWC Small Cap Aggressive Value Fund
PORTFOLIO OF INVESTMENTS
December 31, 2010 (Unaudited)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed the Securities and Exchange Commission on Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 194,740	$ -	$ -	$ 194,740
Total	$ 194,740	$ -	$ -	$ 194,740

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/1/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/1/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/1/11